UNITED STATES               OMB APPROVAL
             SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235 -0570
                 Washington, D.C. 20549           Expires:     October 31, 2006
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                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21296

                               BARON SELECT FUNDS
--------------------------------------------------------------------------------
       (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 49th Floor
                               New York, NY 10153
--------------------------------------------------------------------------------
          (Address of Principal Executive Offices)        (Zip Code)


                            Linda S. Martinson, Esq.
                             c/o Baron Select Funds
                           767 Fifth Avenue,49th Floor
                            New York, New York 10153
--------------------------------------------------------------------------------
                  (Name and Address of Agent for Service)


Registrant's Telephone Number, including Area Code        212-583-2000
                                                   -----------------------------

Date of fiscal year end:   December 31
                        ---------------

Date of reporting period:  June 30, 2005
                         --------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 5th Street, NW, Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

      Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.


SEC 2569 (3-03)

Item 1.  Baron Select Funds Annual Report for the period ended
         June 30, 2005.

[Registered Logo]
B A R O N
S E L E C T
F U N D S


FUND EXPENSES......................................2

STATEMENT OF NET
 ASSETS............................................3

STATEMENT OF ASSETS &
 LIABILITIES.......................................5

STATEMENT OF OPERATIONS............................5

STATEMENT OF CHANGES
 IN NET ASSETS.....................................6

STATEMENT OF CASH FLOWS............................7

NOTES TO FINANCIAL STATEMENTS......................8



767 Fifth Avenue
NY, NY 10153
212.583.2100
1.800.99.BARON
BaronFunds.com



SEMI-ANNUAL FINANCIAL REPORT                                      JUNE 30, 2005


DEAR BARON PARTNERS FUND
SHAREHOLDER:

Attached you will find unaudited financial statements for Baron Partners Fund for the six months ended June 30, 2005. The Securities and Exchange Commission requires mutual funds to furnish these statements semi-annually to their shareholders.

We thank you for choosing to join us as fellow shareholders in Baron Partners Fund. We will continue to work hard to justify your confidence.

Sincerely,


/s/ Ronald Baron

    Ronald Baron
    CEO and Portfolio Manager
    August 8, 2005


/s/ Peggy Wong

    Peggy Wong
    Treasurer and CFO
    August 8, 2005

A description of the Fund's proxy voting policies and procedures is available without charge on the Fund's website www.BaronFunds.com or by calling 1-800-99-BARON, and on the SEC's website at www.sec.gov. The Fund's most current proxy voting record, Form N-PX, is also available on the Fund's website www.BaronFunds.com, and on the SEC's website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the SEC's Public Reference Room may be obtained by calling 800-SEC-0330.

---------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The investment return and principal value of an investment will fluctuate; an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's
Portfolio Holdings reported herein are current at June 30, 2005, but its composition is subject to change.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

     As a shareholder of the Fund, you may incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include advisory fees, distribution and service (12b-1) fees and other Fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on January 1, 2005, and held for the six months ended June 30, 2005.

ACTUAL EXPENSES

     The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading titled "Expenses Paid During the Period."

BASED ON ACTUAL TOTAL RETURN(1)

                                           BEGINNING          ENDING       ANNUALIZED      EXPENSES
                         ACTUAL TOTAL    ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE      PAID DURING
                            RETURN      JANUARY 1, 2005    JUNE 30, 2005      RATIO      THE PERIOD(2)
                         ------------   ---------------    -------------   ----------    -------------
BARON PARTNERS FUND         4.61%           $1,000           $1,046          1.54%*         $7.81

---------------
(1) For the six months ended June 30, 2005. Assumes all reinvestment of dividends and capital gain distributions, if any.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account values and expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that expenses shown in the table below are meant to highlight your ongoing costs and do not reflect any transactional costs, such as redemption fees, if any. Therefore, the table is useful in comparing ongoing costs only and will not help you determine your relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN(1)

                         HYPOTHETICAL      BEGINNING          ENDING       ANNUALIZED      EXPENSES
                          ANNUALIZED     ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE      PAID DURING
                         TOTAL RETURN   JANUARY 1, 2005    JUNE 30, 2005      RATIO      THE PERIOD(2)
                         ------------   ---------------    -------------   ----------    -------------
BARON PARTNERS FUND         5.00%           $1,000           $1,017          1.54%*         $7.70

---------------
(1)  For the six months ended June 30, 2005.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
* Annualized Expense Ratio for the six months ended June 30, 2005, includes 1.34% for operating expenses and 0.20% for interest expense.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
AS OF JUNE 30, 2005 (UNAUDITED)

     Shares                                           Cost          Value
----------------------------------------------------------------------------
COMMON STOCKS (105.95%)
----------------------------------------------------------------------------
              BUSINESS SERVICES (12.87%)
  2,000,000   ChoicePoint, Inc.*+                 $ 69,222,010  $ 80,100,000
  2,200,000   Iron Mountain, Inc.*                  64,454,323    68,244,000
                                                    ----------    ----------
                                                   133,676,333   148,344,000
              CONSULTING (5.81%)
  2,525,000   Hewitt Associates, Inc.*              73,161,113    66,937,750

              EDUCATION (9.24%)
  1,175,000   Apollo Group, Inc., Cl A*             70,888,336    91,908,500
    170,000   Strayer Education, Inc.               18,097,588    14,664,200
                                                    ----------    ----------
                                                    88,985,924   106,572,700
              ENERGY SERVICES (4.64%)
  1,575,000   XTO Energy, Inc.                      38,887,434    53,534,250

              FINANCIAL SERVICES -- ASSET
                MANAGEMENT (3.34%)
  1,025,000   Nuveen Investments, Inc.              34,752,789    38,560,500

              FINANCIAL SERVICES -- BANKING (1.27%)
    900,000   UCBH Holdings, Inc.                   16,898,502    14,616,000

              FINANCIAL SERVICES -- BROKERAGE &
                EXCHANGES (16.58%)
  4,650,000   Charles Schwab Corp.                  45,103,800    52,452,000
    230,000   Chicago Mercantile Exchange
                Holdings, Inc.                      36,843,892    67,965,000
    850,000   Jefferies Group, Inc.                 33,677,237    32,206,500
    370,000   Legg Mason, Inc.                      27,482,633    38,520,700
                                                    ----------    ----------
                                                   143,107,562   191,144,200
              FINANCIAL SERVICES --
                INSURANCE (6.42%)
    700,000   Arch Capital Group, Ltd.*             25,246,122    31,535,000
  1,500,000   Axis Capital Holdings, Ltd.           40,593,260    42,450,000
                                                    ----------    ----------
                                                    65,839,382    73,985,000
              FINANCIAL SERVICES --
                MISCELLANEOUS (3.95%)
  1,300,000   First Marblehead Corp.*               54,840,355    45,578,000

              HEALTHCARE FACILITIES (5.17%)
  1,500,000   Manor Care, Inc.                      49,447,650    59,595,000

              HEALTHCARE SERVICES --
                INSURANCE (2.84%)
    400,000   AMERIGROUP Corp.*                      8,264,447    16,080,000
    240,000   WellPoint, Inc.*                       8,334,661    16,713,600
                                                    ----------    ----------
                                                    16,599,108    32,793,600
              HOME BUILDING (5.67%)
    350,000   Centex Corp.                          19,959,951    24,734,500
    400,000   Toll Brothers, Inc.*                  17,176,941    40,620,000
                                                    ----------    ----------
                                                    37,136,892    65,354,500
              REAL ESTATE SERVICES (6.75%)
    250,000   Boston Properties, Inc.               15,152,919    17,500,000
    473,933   CoStar Group, Inc.*                   18,031,911    20,663,479
    500,000   General Growth Properties, Inc.       16,535,052    20,545,000
    325,000   Kimco Realty Corp.                    17,415,133    19,145,750
                                                    ----------    ----------
                                                    67,135,015    77,854,229
              RECREATION AND RESORTS (11.73%)
    275,000   Carnival Corp.                        13,625,623    15,001,250
    210,000   Kerzner Intl., Ltd.*                   4,653,485    11,959,500
    300,000   Las Vegas Sands Corp.*                11,313,511    10,725,000
    600,000   Penn National Gaming, Inc.*           19,131,471    21,900,000
  1,600,000   Wynn Resorts, Ltd. *                  66,469,423    75,632,000
                                                    ----------    ----------
                                                   115,193,513   135,217,750
              RETAIL -- CONSUMER STAPLES (1.03%)
    100,000   Whole Foods Market, Inc.               4,808,122    11,830,000

    Shares                                       Cost            Value
--------------------------------------------------------------------------
              RETAIL -- SPECIALTY STORES
               (4.89%)
   550,000    Blue Nile, Inc.*               $  14,760,565   $  17,979,500
   450,000    Cabela's, Inc.*                   10,291,283       9,612,000
   575,000    CarMax, Inc.*                     15,992,328      15,323,750
   450,000    O'Reilly Automotive, Inc.*        10,105,118      13,414,500
                                              ------------   -------------
                                                51,149,294      56,329,750
              TRANSPORTATION (3.75%)
   400,000    C. H. Robinson Worldwide,
               Inc.                             20,066,739      23,280,000
   400,000    Expeditors International of
               Washington, Inc.                 20,930,533      19,924,000
                                              ------------   -------------
                                                40,997,272      43,204,000
                                              ------------   -------------
TOTAL COMMON STOCKS                          1,032,616,260   1,221,451,229
                                              ------------   -------------
Notional Amount
--------------------------------------------------------------------------
SWAP CONTRACTS (0.00%)
--------------------------------------------------------------------------
$(619,650)    Total Return Swap
               Contract on a Variety
               of Short Securities
               Terminating 06/30/2006                    0               0
                                              ------------   -------------

Principal Amount
--------------------------------------------------------------------------
CORPORATE BONDS (0.95%)
--------------------------------------------------------------------------
              RECREATION AND RESORTS
$5,000,000    Wynn Resorts, Ltd. 6.00%
               Sub. Conv. Deb.
               due 07/15/2015                    4,912,121      10,976,100
                                              ------------   -------------
TOTAL INVESTMENTS (106.90%)
                                            $1,037,528,381   1,232,427,329
                                            ==============
LIABILITIES LESS
 CASH AND OTHER ASSETS (-6.90%)                                (79,549,743)
                                                             -------------
NET ASSETS (EQUIVALENT TO $17.20 PER
 SHARE BASED ON 67,023,746 SHARES
 OUTSTANDING)
                                                            $1,152,877,586
                                                             =============

---------------
%    Represents percentage of net assets
*    Non-income producing securities
+ Represents security, or a portion thereof, segregated with broker as collateral for swap contracts.


                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

TOP TEN HOLDINGS (AS A PERCENTAGE OF LONG POSITIONS)
AS OF JUNE 30, 2005

--------------------------------------------------------------------------------
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
Apollo Group, Inc., Cl A                                                   7.5%
Wynn Resorts, Ltd.                                                         7.0%
ChoicePoint, Inc.                                                          6.5%
Iron Mountain, Inc.                                                        5.5%
Chicago Mercantile Exchange Holdings, Inc.                                 5.5%
Hewitt Associates, Inc.                                                    5.4%
Manor Care, Inc.                                                           4.8%
XTO Energy, Inc.                                                           4.4%
Charles Schwab Corp.                                                       4.3%
First Marblehead Corp.                                                     3.7%
                                                                          -----
                                                                          54.6%
                                                                          =====



                            TOP TEN INDUSTRY GROUPS
                      (AS A PERCENTAGE OF LONG POSITIONS)
                              AS OF JUNE 30, 2005

[GRAPHIC OMITTED]

Financial Services - Brokerage and Exchanges               15.5%
Business Services                                          12.0%
Recreation and Resorts                                     11.9%
Education                                                   8.7%
Real Estate                                                 6.3%
Financial Services - Insurance                              6.0%
Consulting                                                  5.4%
Home Building                                               5.3%
Health Care Facilities                                      4.8%
Retail - Specialty Stores                                   4.6%
Other                                                      19.5%

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
JUNE 30, 2005 (UNAUDITED)

      ASSETS:
        Investments in securities, at value (Cost $1,037,528,381)       $1,232,427,329
        Cash                                                                   300,991
        Dividends and interest receivable                                      736,404
        Due from broker                                                      1,801,700
        Receivable for securities sold                                       9,264,899
        Receivable for shares sold                                           2,501,901
                                                                        --------------
                                                                         1,247,033,224
                                                                        --------------
      LIABILITIES:
        Due to custodian bank                                               89,500,000
        Payable for securities purchased                                     3,710,485
        Payable for shares redeemed                                            477,920
        Accrued expenses and other payables                                    467,233
                                                                        --------------
                                                                            94,155,638
                                                                        --------------
      NET ASSETS                                                        $1,152,877,586
                                                                        ==============
      NET ASSETS CONSIST OF:
        Capital paid-in                                                 $  957,776,838
        Accumulated net investment loss                                     (3,886,857)
        Undistributed net realized gain                                      4,088,657
        Net unrealized appreciation on investments                         194,898,948
                                                                        --------------
      NET ASSETS                                                        $1,152,877,586
                                                                        ==============
      SHARES OF BENEFICIAL INTEREST OUTSTANDING
        ($.01 PAR VALUE; INDEFINITE SHARES AUTHORIZED)                      67,023,746
                                                                        ==============
      NET ASSET VALUE PER SHARE                                         $        17.20
                                                                        ==============


STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

      INVESTMENT INCOME:
        INCOME:
         Interest                                                          $   498,331
         Dividends                                                           3,234,917
                                                                           -----------
         Total income                                                        3,733,248
                                                                           -----------
        EXPENSES:
         Investment advisory fees                                            4,938,466
         Distribution fees                                                   1,234,616
         Shareholder servicing agent fees                                      113,690
         Reports to shareholders                                               135,530
         Professional fees                                                      34,895
         Registration and filing fees                                          124,098
         Custodian fees                                                         18,580
         Trustee fees                                                           45,179
         Miscellaneous                                                          10,355
                                                                           -----------
         Total operating expenses                                            6,655,409
                                                                           -----------
         Interest expense                                                      964,696
                                                                           -----------
         Total expenses                                                      7,620,105
                                                                           -----------
         Net investment loss                                                (3,886,857)
                                                                           -----------
      REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
         Net realized gain on investments sold                               4,413,658
         Change in net unrealized appreciation of investments               47,127,816
                                                                           -----------
         Net gain on investments                                            51,541,474
                                                                           -----------
         Net increase in net assets resulting from operations              $47,654,617
                                                                           ===========

                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    FOR THE             FOR THE
                                               SIX MONTHS ENDED       YEAR ENDED
                                                 JUNE 30, 2005     DECEMBER 31, 2004
                                               ----------------    -----------------
    INCREASE (DECREASE) IN NET ASSETS:
    OPERATIONS:
      Net investment loss                       $   (3,886,857)      $ (2,252,135)
      Net realized gain on investments               4,413,658         40,120,593
      Net change in unrealized appreciation
       on investments                               47,127,816         72,084,684
                                                --------------       ------------
      Increase in net assets resulting from
       operations                                   47,654,617        109,953,142
                                                --------------       ------------
    DIVIDENDS TO SHAREHOLDERS FROM:
      Net realized gain on investments             (26,110,666)       (11,165,295)
                                                --------------       ------------
    CAPITAL SHARE TRANSACTIONS:
      Proceeds from the sale of shares             682,353,968        405,169,767
      Net asset value of shares issued in
       reinvestment of dividends                    25,186,203         10,479,556
      Cost of shares redeemed                     (208,938,335)       (45,968,023)
                                                --------------       ------------
      Increase in net assets derived from
       capital share transactions                  498,601,836        369,681,300
                                                --------------       ------------
      Net increase in net assets                   520,145,787        468,469,147
    NET ASSETS:
      Beginning of period                          632,731,799        164,262,652
                                                --------------       ------------
      End of period                             $1,152,877,586       $632,731,799
                                                ==============       ============
    SHARES TRANSACTIONS:
      Shares sold                                   40,824,911         26,676,880
      Shares issued in reinvestment of
       dividends                                     1,540,430            678,541
      Shares redeemed                              (12,892,189)        (3,306,451)
                                                --------------       ------------
      Net increase                                  29,473,152         24,048,970
                                                ==============       ============




                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
      Sales of capital shares                                          $ 691,743,885
      Cash distributions paid                                               (924,463)
      Redemption of capital shares                                      (208,726,331)
                                                                       -------------
      Cash provided by capital share transactions                        482,093,091
                                                                       -------------
      Increase in due from broker                                           (486,459)
      Increase in due to custodian bank                                   89,500,000
                                                                       -------------
                                                                         571,106,632
                                                                       -------------
    CASH PROVIDED (USED) BY OPERATIONS:
      Purchases of portfolio securities                                 (929,429,158)
      Proceeds from sales of portfolio securities                        267,027,979
      Cash paid in connection with swap transactions                        (268,460)
      Other decreases                                                         (3,495)
                                                                       -------------
                                                                        (662,673,134)
                                                                       -------------
      Net investment loss                                                 (3,886,857)
      Net change in receivables/payables related to operations               (47,823)
                                                                       -------------
                                                                        (666,607,814)
                                                                       -------------
      NET DECREASE IN CASH AND CASH EQUIVALENTS                          (95,501,182)
                                                                       -------------
         Cash and cash equivalents beginning of period                    95,802,173
                                                                       -------------
         Cash and cash equivalents end of period                       $     300,991
                                                                       =============
      Supplemental cash flow information:
         Interest paid                                                 $     646,439
                                                                       =============
      Non-cash financing activities:
         Net asset value of shares issued in reinvestment of
          dividends                                                    $  25,186,203
                                                                       =============



                       See Notes to Financial Statements.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
(1) ORGANIZATION.
Baron Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003. Baron Partners Fund (the "Fund") is a separate non-diversified series of the Trust. The Fund may employ "leverage" by borrowing money and using it for the purchase of additional securities. Borrowing for investment increases both investment opportunity and investment risk. The Fund's investment objective is to seek capital appreciation.

The Fund was organized originally as a limited partnership in January 1992, under the laws of the State of Delaware (the "Partnership".) Effective as of the close of business on April 30, 2003, the Partnership was reorganized into a Delaware statutory trust. The Fund commenced operations with an initial tax-free contribution of assets and liabilities, including securities-in-kind from the Partnership.

(2) SIGNIFICANT ACCOUNTING POLICIES.
The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) SECURITY VALUATION. Portfolio securities traded on any national stock exchange are valued based on the last sale price. For securities traded on NASDAQ, the Fund uses the NASDAQ Official Closing Price. Where market quotations are not readily available, or in the Adviser's judgment, they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the securities will be valued by the Adviser using procedures established by the Board of Trustees. The Adviser has a fair valuation committee comprised of senior executives and members of the Board. Factors the committee uses include whether the security is thinly traded, transactions are infrequent, or quotations are genuine. There can be no assurance, however, that a fair valuation used by the Fund on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than sixty days will be valued at the highest bid price from the dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board of Trustees. Money market instruments held by the Fund with a remaining maturity of sixty days or less are valued at amortized cost, which approximates value.

(b) SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSE ALLOCATION. Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on an identified cost basis for financial reporting and federal income tax purposes. Dividend income/expense is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(c) FEDERAL INCOME TAXES. It is the policy of the Fund to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income, including net realized capital gains, if any, to its shareholders. No federal income tax provision is therefore required.

(d) DISTRIBUTIONS. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and realized gains (losses) from swap transactions.

(e) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the amounts of income and expenses during the period. Actual results could differ from those estimates.

(f) CASH AND CASH EQUIVALENTS. The Fund considers all short term liquid investments with a maturity of three months or less when purchased to be cash equivalents.

(3) PURCHASES AND SALES OF SECURITIES.
For the six months ended June 30, 2005, purchases and sales of securities, other
than  short  term  securities,   aggregated   $913,683,439   and   $266,721,826,
respectively.

(4) INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
(a) INVESTMENT ADVISORY FEES. BAMCO, Inc. (the "Adviser"), a wholly owned subsidiary of Baron Capital Group, Inc. ("BCG"), serves as investment adviser to the Fund. As compensation for services rendered, the Adviser receives a fee payable monthly from the assets of the Fund equal to 1% per annum of the Fund's average daily net asset value. The Adviser has contractually agreed to reduce its fee to the extent required to limit the expense ratio for the Fund to 1.45%, excluding portfolio transaction costs, interest and extraordinary expenses.

(b) DISTRIBUTION FEES. Baron Capital, Inc. ("BCI"), a wholly owned subsidiary of BCG, is a registered broker-dealer and the distributor of the shares of the Fund pursuant to a distribution plan under Rule 12b-1 of the 1940 Act. The distribution plan authorizes the Fund to pay BCI a distribution fee equal on an annual basis to 0.25% of the Fund's average daily net assets.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

Brokerage transactions for the Fund may be effected by or through BCI. During the six months ended June 30, 2005, BCI earned gross brokerage commissions of $393,332.

(C) TRUSTEE FEES. Certain Trustees of the Fund may be deemed to be affiliated with or interested persons (as defined by the 1940 Act) of the Fund's Adviser or of BCI. None of the Trustees so affiliated received compensation for his or her services as a Trustee of the Fund. None of the Fund's officers received compensation from the Fund.

(5) LINE OF CREDIT. The Fund has a line of credit with the custodian bank in the amount of $150,000,000 to be used for investment purposes. Interest is charged to the Fund, based on its borrowings, at a rate per annum equal to the Federal Funds Rate plus a margin of 1.50%.

During the six months ended June 30, 2005, the Fund had an average daily balance on the line of credit of $43,263,536 at a weighted average interest rate of 4.5%. At June 30, 2005, the Fund had an outstanding loan in the amount of $89,500,000 under the line of credit.

(6) SWAP CONTRACTS. The Fund may enter into equity swap transactions as a substitute for investing or selling short directly in securities. A swap transaction is entered into with a counterparty to exchange the returns on a particular security or a basket of securities. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount." The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap contract would have increased had it been invested or decreased if sold short in the particular stocks. Upon entering into the swap contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. During the period the swap contract is open, the Fund marks to market the underlying instruments, including accrued dividends, and recognizes any unrealized gain or loss. Net payments made or received periodically are recognized as realized gain or loss. Swap contracts may involve exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The notional amount reflects the exposure the Fund has in the underlying securities. These transactions are subject to credit risks in addition to the various risks related to the underlying securities.

The notional value of the contract amount with respect to the Fund's outstanding equity swap contract as of June 30, 2005 was ($619,650).

(7) SHORT SALES. The Fund may sell securities short. When the Fund sells short, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received. The Fund is required to maintain collateral in a segregated account for the outstanding short sales. Short sales involve elements of market risks and exposure to loss in excess of the amount recognized in the Statement of Assets and Liabilities. The Fund's risk of loss in these types of short sales is unlimited because there is no limit to the cost of replacing the borrowed security.


(8) INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS.

As of June 30, 2005, the components of net assets on a tax basis were as follows:

Cost of investments ...........................................   $1,037,802,081
                                                                  ==============
Gross tax unrealized appreciation .............................      229,558,040
Gross tax unrealized depreciation .............................      (34,932,792)
                                                                  --------------
Net tax unrealized appreciation ...............................   $  194,625,248
                                                                  ==============

Net investment loss and realized and unrealized gains and losses differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred, net operating losses and realized gains (losses) from swap transactions.

BARON PARTNERS FUND
--------------------------------------------------------------------------------

(9) FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period:

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                              FOR THE PERIOD
                                                                    FOR THE             FOR THE               APRIL 30, 2003
                                                               SIX MONTHS ENDED       YEAR ENDED       (COMMENCEMENT OF OPERATIONS)
                                                                 JUNE 30, 2005     DECEMBER 31, 2004       TO DECEMBER 31, 2003
                                                               ----------------    -----------------   ----------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.......................        $  16.85             $12.17                    $10.00
                                                                   --------             ------                    ------
INCOME FROM INVESTMENT OPERATIONS
Net investment loss........................................           (0.06)             (0.06)                    (0.10)
Net realized and unrealized gain on investments............            0.82               5.17                      3.63
                                                                   --------             ------                    ------
 TOTAL FROM INVESTMENT OPERATIONS..........................            0.76               5.11                      3.53
                                                                   --------             ------                    ------
LESS DISTRIBUTIONS
Dividends from net investment income.......................            0.00               0.00                      0.00
Distributions from net realized gains......................           (0.41)             (0.43)                    (1.36)
                                                                   --------             ------                    ------
 TOTAL DISTRIBUTIONS.......................................           (0.41)             (0.43)                    (1.36)
                                                                   --------             ------                    ------
NET ASSET VALUE, END OF PERIOD.............................        $  17.20             $16.85                    $12.17
                                                                   ========             ======                    ======
 TOTAL RETURN..............................................             4.6%+             42.3%                     35.7%+
                                                                   --------             ------                    ------
RATIOS/SUPPLEMENTAL DATA
Net assets (in millions), end of period....................        $1,152.9             $632.7                    $164.3
Ratio of total expenses to average net assets..............            1.54%**            1.46%                     1.77%**
Less: Ratio of interest expense and dividend expense to
  average net assets.......................................            0.20%**           (0.12%)                   (0.37%)**
                                                                   --------             ------                    ------
Ratio of operating expenses to average net assets..........            1.34%**            1.34%                     1.40%**
                                                                   ========             ======                    ======
Ratio of net investment loss to average net assets.........           (0.78%)**          (0.83%)                   (1.39%)**
Portfolio turnover rate....................................           26.78%+            57.77%                    36.67%+
------------------------------------------------------------------------------------------------------------------------------------

**   Annualized.
 +   Not annualized.

[Registered Logo]
 B A R O N
 S E L E C T
 F U N D S

 767 Fifth Avenue
  NY, NY 10153



                                                                          SAR05

Item 2. Code of Ethics.

          Not applicable at this time. This item is applicable to annual reports.

Item 3. Audit Committee Financial Expert.

          Not applicable at this time. This item is applicable to annual reports.

Item 4.  Principal Accountant Fees and Services.

          Not applicable at this time. This item is applicable to annual reports.

Item 5.  Audit Committee of Listed Registrants.

          Not applicable at this time. This item is applicable to annual reports.

Item 6.  Schedule of Investments.

          Please see Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

          NOT APPLICABLE.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          NOT APPLICABLE.

Item 10. Submission of Matters to a Vote of Security Holders.

          NOT APPLICABLE.

Item 11. Controls and Procedures.

          (a)  The  Registrant's   principal  executive  officer  and  principal
          financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

          (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

     a).    Ex-99.COE

          Not applicable at this time. This item is applicable to annual reports.

     b).    Ex-99.CERT

          Certification pursuant to Item 10(b) of the Form N-CSR.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                 BARON SELECT FUNDS



                                 By:   /s/ Ronald Baron
                                       -------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: August 24, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                 By:   /s/ Ronald Baron
                                       --------------------
                                           Ronald Baron
                                           President and Chief Executive Officer

                                 Date: August 24, 2005



                                 By:   /s/ Peggy Wong
                                       --------------------
                                           Peggy Wong
                                           Treasurer and Chief Financial Officer

                                 Date: August 24, 2005


A signed original of this written statement has been provided to Baron Select Funds and will be retained by Baron Select Funds and furnished to the Securities and Exchange Commission or its staff upon request.